Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 994,112	$ (3,919,453)	$ 236,506
Other comprehensive income (loss), net of tax:
Reclassification adjustment for amortization of unrecognized prior service credits included in net periodic pension costs and other, net of tax	(5)	(248)	(109)
Reclassification adjustment for amortization of unrecognized actuarial loss included in net periodic pension costs, net of tax	2,223	5,244	6,510
Actuarial gain (loss) arising during the year, net of tax	(177)	22,943	(58,403)
Curtailment gain, net of tax of $3.8 million		6,510
Unrealized gains (losses) on investments, net of tax	285	(21)	258
Reclassification adjustment for realized gain on investments, net of tax	(192)	(340)	(390)
Other comprehensive income (loss)	2,134	34,088	(52,134)
Comprehensive income (loss)	996,246	(3,885,365)	184,372
Comprehensive income attributable to noncontrolling interest	(3,915)	(3,934)	(3,974)
Comprehensive income (loss) attributable to Intelsat S.A.	$ 992,331	$ (3,889,299)	$ 180,398